Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation (Details) - Image P2P Trading Group Limited [Member]	Jun. 30, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Year End RMB [Member]
Foreign Currency Exchange Rate, Translation	6.7769	6.9472	6.6433	6.4907
Average Year RMB [Member]
Foreign Currency Exchange Rate, Translation	6.8743	6.6418	6.5354	6.2175
Year End HKD [Member]
Foreign Currency Exchange Rate, Translation	7.8056	7.7617	7.7586	7.7504
Average Year HKD [Member]
Foreign Currency Exchange Rate, Translation	7.7731	7.7521	7.7669	7.7521